Significant Accounting Policies - Schedule of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Expected term (years)	6 years 3 months 18 days	6 years 3 months 18 days	6 years 2 months 12 days
Expected volatility	47.50%	49.60%	54.00%
Risk free interest rate	1.40%	1.70%	1.90%
Expected dividends	0.00%	0.00%	0.00%